AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 92.7%
Communication Services - 0.8%
TripAdvisor, Inc.*,1	551,950	$7,818,372
Consumer Discretionary - 9.9%
Asbury Automotive Group, Inc.*,1	143,992	33,362,946
LGI Homes, Inc.*	157,108	8,573,384
Murphy USA, Inc.	20,651	12,550,852
Pursuit Attractions and Hospitality, Inc.*	427,030	21,577,826
United Parks & Resorts, Inc.*	270,769	12,084,420
Vail Resorts, Inc.[1]	75,748	11,315,236

Total Consumer Discretionary		99,464,664
Consumer Staples - 10.1%
The Boston Beer Co., Inc., Class A*	49,490	9,066,568
Cal-Maine Foods, Inc.	275,505	24,183,829
Dole PLC (Ireland)	1,290,874	18,252,958
Ingles Markets, Inc., Class A	245,705	22,115,907
Nomad Foods, Ltd. (United Kingdom)	544,276	6,476,884
PriceSmart, Inc.[1]	84,651	16,414,676
The Simply Good Foods Co.*	428,073	4,357,783

Total Consumer Staples		100,868,605
Energy - 1.5%
Delek US Holdings, Inc.	222,967	15,132,770
Financials - 15.4%
Assured Guaranty, Ltd. (Bermuda)	186,868	15,457,721
Axis Capital Holdings, Ltd. (Bermuda)	134,675	14,183,971
Cannae Holdings, Inc.[1]	784,884	11,420,062
Genworth Financial, Inc.*	2,854,044	28,055,253
NMI Holdings, Inc.*	210,409	9,321,119
Radian Group, Inc.	218,380	8,514,636
Ridgepost Capital, Inc., Class A1	781,862	6,739,650
WEX, Inc.*,1	88,386	16,524,647
White Mountains Insurance Group, Ltd.[1]	20,725	43,475,454

Total Financials		153,692,513
Health Care - 9.2%
Chemed Corp.	42,137	22,427,419
Enovis Corp.*,1	275,955	8,044,088
Haemonetics Corp.*	235,565	20,150,230
ICU Medical, Inc.*,1	108,020	18,202,450
Progyny, Inc.*	316,112	9,840,567
Teleflex, Inc.	99,051	13,541,262

Total Health Care		92,206,016
Industrials - 27.0%
Alamo Group, Inc.[1]	95,511	15,193,890
	Shares	Value

Armstrong World Industries, Inc.	145,558	$25,423,160
BlueLinx Holdings, Inc.*	136,332	7,391,921
CoreCivic, Inc.*	1,271,078	38,005,232
DNOW, Inc.*	878,830	12,409,080
The GEO Group, Inc.*	211,662	6,538,239
GXO Logistics, Inc.*	631,545	31,678,297
Hub Group, Inc., Class A	170,544	7,935,412
Janus International Group, Inc.*	1,092,446	5,604,248
Limbach Holdings, Inc.*,1	130,593	9,363,518
Maximus, Inc.	166,044	10,004,151
McGrath RentCorp	305,685	35,199,628
Science Applications International Corp.[1]	69,003	8,082,321
Tennant Co.[1]	112,092	9,419,091
Trinity Industries, Inc.	401,287	12,536,206
UFP Industries, Inc.	173,698	15,066,565
Verra Mobility Corp.*	602,265	3,185,982
WillScot Holdings Corp.	676,603	16,427,921

Total Industrials		269,464,862
Information Technology - 7.2%
ACI Worldwide, Inc.*,1	106,405	6,100,199
ePlus, Inc.	243,382	22,490,930
Ingram Micro Holding Corp.	625,643	17,649,389
Ituran Location and Control, Ltd. (Israel)	81,118	4,474,469
Vontier Corp.	677,977	21,783,401

Total Information Technology		72,498,388
Materials - 2.1%
Titan America, S.A. (Belgium)[1]	1,161,574	17,981,166
Warrior Met Coal, Inc.	32,901	2,612,668

Total Materials		20,593,834
Real Estate - 2.4%
Howard Hughes Holdings, Inc.*	105,360	6,734,611
Independence Realty Trust, Inc., REIT	1,037,338	17,250,931

Total Real Estate		23,985,542
Utilities - 7.1%
MDU Resources Group, Inc.	760,876	15,179,476
Northwestern Energy Group, Inc.	203,744	14,005,363
Southwest Gas Holdings, Inc.	175,883	15,723,940
Spire, Inc.	196,109	15,661,265
TXNM Energy, Inc.	173,262	10,035,335

Total Utilities		70,605,379

Total Common Stocks (Cost $726,182,592)		926,330,945

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 7.3%
Joint Repurchase Agreements - 0.2%[2]
Citadel Securities LLC, dated 07/31/26, due 08/03/26, 3.700% total to be received $84,026 (collateralized by various U.S. Treasuries, 0.000% - 5.000%, 08/15/26 - 05/15/56, totaling $85,706)	$84,000	$84,000
Daiwa Capital Markets America, dated 07/31/26, due 08/03/26, 3.640% total to be received $127,797 (collateralized by various U.S. Treasuries, 0.125% - 4.375%, 12/31/26 - 11/30/32, totaling $130,313)	127,758	127,758
Jefferies LLC, dated 07/31/26, due 08/03/26, 3.670% total to be received $1,895,580 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 09/15/26 - 11/15/55, totaling $1,932,901)	1,895,000	1,895,000

Total Joint Repurchase Agreements		2,106,758
	Principal Amount	Value
Repurchase Agreements - 7.1%
Fixed Income Clearing Corp., dated 07/31/26, due 08/03/26, 3.350% total to be received $71,214,875 (collateralized by a U.S. Treasury Note, 3.750%, 06/30/27, totaling $72,618,977)	$71,195,000	$71,195,000

Total Short-Term Investments (Cost $73,301,758)		73,301,758
Total Investments - 100.0% (Cost $799,484,350)		999,632,703
Other Assets, less Liabilities - (0.0)%#		(361,567)
Net Assets - 100.0%		$999,271,136

*	Non-income producing security.
#	Less than (0.05)%.
[1]	Some of these securities, amounting to $83,969,491 or 8.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury and U.S. Government Agency Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$926,330,945	—	—	$926,330,945
Short-Term Investments
Joint Repurchase Agreements	—	$2,106,758	—	2,106,758
Repurchase Agreements	—	71,195,000	—	71,195,000
Total Investments in Securities	$926,330,945	$73,301,758	—	$999,632,703

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.

AMG River Road Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$83,969,491	$2,106,758	$83,631,328	$85,738,086
The following table summarizes the securities received as collateral for securities lending at July 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury and Government Agency Obligations	0.125%-7.000%	07/31/26-03/01/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.